Intangible assets (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) Municipalities		Dec. 31, 2021 BRL (R$) Municipalities	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$) Municipalities
IfrsStatementLineItems [Line Items]
Program contracts commitments, current	R$ 100,188		R$ 77,652
Program contracts commitments, noncurrent	R$ 12,197		R$ 44,995
Percentage of revenue	45.14%		44.45%
Monthly remuneration plus any interests and charges	R$ 14,299
Monthly remuneration plus any interests and charges	R$ 40,024
Intangible assets, discount rate for adjustment - PPP	8.20%
Amortization average rate	5.20%		4.90%	4.70%
Contract asset	R$ 8,613,968	[1]	R$ 8,550,102	R$ 7,969,164	R$ 7,617,714
Intangible assets	39,320,871		36,503,834		R$ 32,325,447
Performance Agreements [Member]
IfrsStatementLineItems [Line Items]
Contract asset	138,550		737,657
Intangible assets	R$ 2,126,106		R$ 871,488
Sao Paulo [Member]
IfrsStatementLineItems [Line Items]
Number of municipalities | Municipalities	375		375		372
Percentage of revenue	7.50%
Sao Lourenco [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, discount rate for adjustment - PPP	7.80%

[1]	The largest works are located in the municipalities of São Paulo, Franca and São Bernardo do Campo, in the amounts of R$ 2,830 million, R$ 324 million and R$ 262 million, respectively.